Statements of Stockholders’ Deficit (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Issuance Of Common Stock To Debtors Compensation One		$ 11.25
Shares issued under PPM to five investors		5.25
Issuance Of Common Stock To Debtors Compensation Two		11.25
Shares issued to an institutional investor at per share		5.25
Stock Issued to Consultant as compensation one		5.03
Common stock issued to former consultant exercising option, Par value		0.75
Common stock issued to former CEO exercising option, par value		0.01
Shares issued upon conversion of four notes payable, par value		11.25
Shares issued for interest to the four notes payable, par value		11.25
Shares Issued For Cashless Exercise Of Warrants Par Value One	$ 15.00	9.00
Shares Issued For Cashless Exercise Of Warrants Par Value Two	12.75	12.00
Shares Issued For Cashless Exercise Of Warrants Par Value Three	0.75	11.25
Shares Issued For Cashless Exercise Of Warrants Par Value Four	7.50	15.00
Shares Issued To Twenty Four Warrant Holders Exercised At Reduced Par Value		7.50
Shares Issued To Four PPM Investors Converting Notes Par Value		9.00
Shares Issued To Ten PPM Investors Converting Notes Par Value		13.50
Shares Issued To Consultant As Compensation Par Value		28.50
Shares Issued For Two Note Conversions Par Value		1.05
Shares Issued For Exercise Of Warrants Par Value	13.50	11.25
Shares Issued For Cashless Exercise Of Warrants Par Value Five	5.63	7.50
Shares Issued To Investor For Cashless Exercise Of Warrants Par Value		12.75
Shares Issued For Cashless Exercise Of Warrants Par Value Six	12.75	5.63
Shares Issued To Former Board Directors As Compensation Par Value		24.38
Shares Issued To One Investor For Cashless Exercise Of Warrants Par Value One		9.00
Shares Issued For Cashless Exercise Of Warrants Par Value Seven	13.50	9.75
Shares Issued For Interest On Conversion Of Two Note Conversions Par Value		13.50
Shares Issued In Settlement With Former Noteholder Par Value		20.25
Shares Issued To Option Holder Par Value One	1.25	4.88
Shares Issued To One Warrant Holder Exercised At Reduced Par Value		9.38
Shares Issued To Option Holder Par Value Two	5.25	5.25
Shares Issued For Cashless Exercise Of Warrants Par Value Eight	9.75	$ 5.63
Par Value Of Common Stock Issued For Investor Relations Compensation One	20.63
Par Value Of Common Stock Issued For Investor Relations Compensation Two	18.75
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value One	19.50
Shares Issued For Cashless And Cash Exercise Of Warrants Par Value	11.25
Stock Issued To Investor Relations Consultants Exercise Price Two	18.75
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value Two	19.50
Shares Issued For Cash Exercise Of Warrants Par Value	5.63
Shares Issued To Option Holder Par Value Three	5.25
Shares Issued For Note Conversion Par Value One	6.68
Shares Issued For Note Conversion Par Value Two	6.68
Shares Issued For Note Conversion Par Value Three	5.85
Shares Issued For Note Conversion Par Value Four	5.03
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value Three	19.50
Shares Issued For Note Conversion Par Value Five	5.14
Shares Issued For Note Conversion Par Value Six	5.00
Shares Issued For Note Conversion Par Value Seven	5.26
Shares Issued For Note Conversion Par Value Eight	5.26
Shares Issued For Note Conversion Par Value Nine	5.95
Shares Issued For Note Conversion Par Value Ten	5.05
Shares Issued To Sixteen Shareholders Of Series A Convertible Preferred Stock Dividends Payable In Common Shares Par Value	$ 19.50